Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not schedule our equity grants in anticipation of the release of MNPI, nor do we release MNPI based on equity award dates or time the disclosure of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Method	Our HRC Committee typically grants annual equity awards to eligible employees, including executive officers, following the completion of our annual review cycle, which usually takes place in the first quarter of the year. The timing of any equity grants in connection with new hires, promotions, or other non-routine grants is tied to the event giving rise to the award (such as an executive officer’s commencement of employment or promotion effective date).
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
We do not schedule our equity grants in anticipation of the release of MNPI, nor do we release MNPI based on equity award dates or time the disclosure of MNPI for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false